Description of Plan - Contributions (Details) - Bank First Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of Plan
Automatic deferral rate	6.00%
Automatic yearly increases of deferral rate	1.00%
Maximum deferral rate	15.00%
Discretionary match	60.00%	60.00%
Participants' eligible compensation for matching contribution	6.00%	6.00%
Matching contributions	$ 1,505,060	$ 1,414,061
Profit-sharing contribution	$ 0	$ 0